Benefit plans and stock-based compensation (Tables)	12 Months Ended
Mar. 25, 2023
Statement [Line Items]
Summary of Status of Stock Options
A summary of the status of Birks’ stock options at March 25, 2023 is presented below:

	Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price
$0.78	20,000	2.5	$0.78	20,000	$0.78
$1.43	12,000	3.6	1.43	12,000	1.43

	32,000	2.9	$1.02	32,000	$1.02

Summary of Birks' Restricted Stock Units And Deferred Share Units
A summary of the status of the Company’s cash-settled RSUs and cash settled DSUs at March 25, 2023 is presented below:
The fair value of cash settled DSUs is measured based on the Company’s share price at each period end. As at March 25, 2023, the liability for all cash settled DSU’s was $0.4 million (March 26, 2022—nil, March 27, 2021—$3.1 million). The closing stock price used to determine the liability for fiscal 2023 was $8.18. Total compensation cost (gain) for DSUs recognized in expense was $0.4 million, $1.5 million, and $3.0 million in fiscal 2023, 2022, and 2021.

DSU
Outstanding March 28, 2020	465,134
Grants of new units	223,878
Outstanding March 27, 2021	689,012
Grants of new units	61,470
Converted to equity-settled awards	(750,482)
Outstanding March 26, 2022	—
Grants of new units	35,584
Outstanding March 25, 2023	35,584
The fair value of cash settled DSUs is measured based on the Company’s share price at each period end. As at March 25, 2023, the liability for all cash settled DSU’s was $0.4 million (March 26, 2022— nil, March 27, 2021—$3.1 million). The closing stock price used to determine the liability for fiscal 2023 was $8.18. Total compensation cost (gain) for DSUs recognized in expense was $0.4 million, $1.5 million, and $3.0 million in fiscal 2023, 2022, and 2021.

RSU
Outstanding March 28, 2020	—
Grants of new units	375,000
Outstanding March 27, 2021	375,000
Converted to equity-settled awards	(325,000)
Outstanding March 26, 2022	50,000
Grants of new units	—
Outstanding March 25, 2023	50,000
A summary of the status of the Company’s equity-settled deferred share units at March 25, 2023 is presented below:

DSU
Outstanding March 27, 2021	—
Converted from cash-settled awards	750,482
Outstanding March 26, 2022 and March 25, 2023	750,482
A summary of the status of the Company’s equity-settled restricted share units at March 25, 2023 is presented below:

RSU
Outstanding March 27, 2021	—
Converted from cash-settled awards	325,000
Outstanding March 26, 2022 and March 25, 2023	325,000

Birks Stock Option Plan [Member]
Statement [Line Items]
Summary of Activity of Stock Option Plans and Arrangements
The following is a summary of the activity of Birks’ stock option plans and arrangements.

	Options	Weighted average exercise price
Outstanding March 28, 2020	704,818	$1.14
Exercised	(226,853)	0.78
Forfeited	(82,818)	1.43

Outstanding March 27, 2021	395,147	1.13
Exercised	(138,147)	0.94
Forfeited	—	—

Outstanding March 26, 2022	257,000	1.09
Exercised	(225,000)	1.10
Forfeited	—	—

Outstanding March 25, 2023	32,000	$1.02